Note 16 - Prepayments (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about prepayments [text block]
	2024	December 31, 2023

Caledonia Mining South Africa (Proprietary) Limited (“CMSA”) suppliers	1,398	527
Blanket Mine third party suppliers - USD	2,196	808
Blanket Mine third party suppliers - ZiG	2,796	–
Blanket Mine third party suppliers - RTGS$	–	938
Other prepayments	327	265
	6,717	2,538